Condensed Consolidated Interim Statements of Changes in Shareholders' Equity - USD ($)	Total	Convertible Debt [Member]	Special Voting Preferred Stock [Member]	Total Shares [Member]	Total Shares [Member] Convertible Debt [Member]	Additional Paid in Capital [Member]	Additional Paid in Capital [Member] Convertible Debt [Member]	Shares to be issued [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Opening Balance at Mar. 31, 2016	$ 5,399,851		$ 0	$ 484		$ 18,364,280			$ (13,007,062)	$ 42,149
Opening Balance (in shares) at Mar. 31, 2016			1	483,942
Warrant exercised	40,195		$ 0	$ 1		40,194			0	0
Warrant exercised (in shares)				1,165
Share compensation expense	1,001,950		0	$ 1		1,001,949			0	0
Share compensation expense (in shares)				1,447
Shares issued to acquire IMT	23,177,000		0	$ 158		23,176,842			0	0
Shares issued to acquire IMT (in shares)				157,667
Stock compensation acquired	2,582,890		0	$ 0		2,582,890			0	0
Options exercised	18,166		0	$ 1		18,165			0	0
Options exercised (in shares)				734
Cashless exercise of warrants	0		0	$ 0		0			0	0
Cashless exercise of warrants (in shares)				342
Net loss for the period	8,069,402		0	$ 0		0			(8,069,402)	0
Closing Balance at Mar. 31, 2017	24,150,650		$ 0	$ 645		45,184,320		$ 0	(21,076,464)	42,149
Closing Balance (in shares) at Mar. 31, 2017			1	645,297
Warrant exercised	1,125,038		$ 0	$ 34		1,125,004		0	0	0
Warrant exercised (in shares)				33,335
Share compensation expense	1,284,257		0	$ 0		1,284,257		0	0	0
Fair value of warrants on convertible loans	548,179		0	0		548,179		0	0	0
Shares to be issued	60,000		0	0		0		60,000	0	0
Warrant down round feature	0		0	0		41,025		0	(41,025)	0
Net loss for the period	8,436,636		0	0		0		0	(8,436,636)	0
Closing Balance at Dec. 31, 2017	18,731,488		$ 0	$ 679		48,182,785		60,000	(29,554,125)	42,149
Closing Balance (in shares) at Dec. 31, 2017			1	678,632
Opening Balance at Mar. 31, 2017	24,150,650		$ 0	$ 645		45,184,320		0	(21,076,464)	42,149
Opening Balance (in shares) at Mar. 31, 2017			1	645,297
Warrant exercised	1,125,038		$ 0	$ 34		1,125,004			0	0
Warrant exercised (in shares)				33,335
Share compensation expense	1,540,580		$ 0	$ 0		1,540,580			0	0
Share compensation expense (in shares)			0	0
Fair value of warrants on convertible loans	548,179		$ 0	$ 0		548,179			0	0
Conversion of convertible notes	9,180,785		0	$ 985					0	0
Conversion of convertible notes (in shares)				985,370
Stock option and warrant reclassification (Notes 11 & 12)	(2,845,557)		0	$ 0		(2,845,557)			0	0
Beneficial Conversion Feature on convertible debt	(1,389,129)		0	0		1,389,129				0
Warrant down round feature	0		0	0		74,086			(74,086)	0
Net loss for the period	14,625,790		0	0		0			(14,625,790)
Closing Balance at Mar. 31, 2018	20,463,014		$ 0	$ 1,664		56,195,541		0	(35,776,340)	42,149
Closing Balance (in shares) at Mar. 31, 2018			1	1,664,002
Opening Balance at Dec. 31, 2017	18,731,488		$ 0	$ 679		48,182,785		60,000	(29,554,125)	42,149
Opening Balance (in shares) at Dec. 31, 2017			1	678,632
Share compensation expense	256,323		$ 0	$ 0		256,323		0	0	0
Shares to be issued for services	(60,000)		0	0				(60,000)	0	0
Conversion of convertible notes	9,180,785		0	$ 985		9,179,800		0	0	0
Conversion of convertible notes (in shares)				985,370
Stock option and warrant reclassification (Notes 11 & 12)	(2,845,557)		0	$ 0		(2,845,557)		0	0	0
Beneficial Conversion Feature on convertible debt	1,389,129		0	0		1,389,129		0	0	0
Warrant down round feature	0		0	0		33,061		0	(33,061)	0
Net loss for the period	(6,189,154)		0	0		0		0	(6,189,154)	0
Closing Balance at Mar. 31, 2018	20,463,014		$ 0	$ 1,664		56,195,541		0	(35,776,340)	42,149
Closing Balance (in shares) at Mar. 31, 2018			1	1,664,002
Share compensation expense	1,226,374		$ 0	$ 0		1,226,374		0	0	0
Share compensation expense (in shares)				0
Conversion of convertible notes	2,470,622	$ 4,732,853	0	$ 264	$ 683	2,470,358	$ 4,732,170	0	0	0
Conversion of convertible notes (in shares)				263,639	683,395
Stock option and warrant reclassification (Notes 11 & 12)	1,173,534		0	$ 0		1,173,534		0	0	0
Anti-dilution Feature allocation on conversion (Note 8)	1,766,495		0	0		1,766,495		0	0	0
Warrant down round feature	0		0	0		6,284		0	(6,284)	0
Net loss for the period	7,127,966			0		0		0	(7,127,966)	0
Net loss for the period Adjustment due to 1:150 share consolidation round-up	0		0	$ 0		0		0	0	0
Net loss for the period Adjustment due to 1:150 share consolidation round-up (in shares)				502
Closing Balance at Dec. 31, 2018	$ 24,704,926		$ 0	$ 2,611		$ 67,570,756		$ 0	$ (42,910,590)	$ 42,149
Closing Balance (in shares) at Dec. 31, 2018			1	2,611,538